Related Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended			3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 09, 2021	Mar. 04, 2021	Jan. 22, 2021		Jan. 22, 2021	Jan. 19, 2021	Jan. 31, 2019	Nov. 30, 2018	Jun. 30, 2018	Sep. 30, 2021	Mar. 31, 2021	[2]	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 07, 2021	Jan. 14, 2021
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding										102,620,971			102,620,971	102,620,971		100,223,194	99,449,310
Share Price										$ 0.005			$ 0.005	$ 0.005		$ 0.005			$ 8.67
Repayment of promissory note																$ 0	$ 14,388,000
Promissory note outstanding										$ 14,608,000			$ 14,608,000	$ 14,608,000		$ 0
Initial lease term of contract							7 years
Sublease rental expense							$ 19,000
Annual lease escalation percentage							5.00%		3.00%
VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered			$ 25,000	[1]							$ 25,000
Repayment of promissory note													$ 88,142
Minimum [Member]
Related Party Transaction [Line Items]
Share Price										$ 3.273			$ 3.273	$ 3.273		$ 3.273
Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Share Price			$ 10.00		$ 10.00					10.00			10.00	10.00
Maximum [Member]
Related Party Transaction [Line Items]
Share Price										$ 3.408			$ 3.408	$ 3.408		$ 3.362
Related Party Exercise Receivable Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date																	Aug. 12, 2026
Proceeds from Issuance of Debt																$ 1,000,000.0	$ 1,000,000.0	$ 100
Number of Shares Pledged																1,050,000	1,050,000	1,942,250
Notes Payable, Related Parties										$ 1,100,000			$ 1,100,000	$ 1,100,000		$ 1,100,000	$ 100,000
Debt Instrument, Term														5 years	5 years	5 years	5 years
Interest rate																	1.87%
Due from related parties																$ 14,800,000	$ 14,500,000
Related Party Exercise Receivable Promissory Notes [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest rate														1.50%	1.50%
Related Party Exercise Receivable Promissory Notes [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Interest rate														2.00%	2.00%
Loans To Stockholders [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date																	Aug. 12, 2026
Interest rate																	1.87%
Due from related parties										15,100,000			15,100,000	$ 15,100,000		14,800,000
Sponsor [Member] | Working Capital Loans [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Working capital loan convertible into warrants			$ 1,500,000		$ 1,500,000					$ 1,500,000			$ 1,500,000	$ 1,500,000
Debt instrument conversion price			$ 1.50		$ 1.50					$ 1.50			$ 1.50	$ 1.50
Working capital loans outstanding			$ 0		$ 0					$ 0			$ 0	$ 0
Sponsor [Member] | Administrative Support Agreement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		$ 10,000	$ 10,000							30,000			70,000
Sponsor [Member] | Related Party Loan [Member] | Promissory Note [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Promissory Note face amount																				$ 300,000
Repayment of promissory note	$ 88,142
Debt instrument maturity date			Dec. 31, 2021
Promissory note outstanding			$ 0		$ 0					$ 0			$ 0	0
PCJW Properties LLC [Member]
Related Party Transaction [Line Items]
Initial lease term of contract							7 years	5 years
Sublease rental expense							$ 19,000.000	$ 5,000.000
Annual lease escalation percentage							5.00%	4.00%
PCJW Properties LLC [Member] | Leasing Arrangements [Member]
Related Party Transaction [Line Items]
Operating lease expense														$ 200,000		$ 300,000	$ 300,000
Founder Shares [Member] | Lock In Period One [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares			1 year										1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares			150 days										150 days
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding			0		0					0			0	0
Class A [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Percentage of common stock shares outstanding			20.00%		20.00%					20.00%			20.00%	20.00%
Number of consecutive trading days for determining the share price			20 days										10 days
Number of trading days for determining the share price			30 days										30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Share Price			$ 12.00		$ 12.00					$ 12.00			$ 12.00	$ 12.00
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding			6,468,750		6,468,750					6,344,150			6,344,150	6,344,150
Class B [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered						6,468,750
Stock shares issued during the period value for services rendered						$ 25,000
Common Stock, Shares, Outstanding			6,408,750		6,408,750					6,344,150			6,344,150	6,344,150
Common stock share subject to forfeiture			843,750
Percentage of common stock shares outstanding			20.00%		20.00%
Common stock shares not subject to forfeiture										719,150			719,150	719,150
Share based compensation other than employee stock scheme shares forfeited during the period	124,600												124,600
Class B [Member] | Founder Shares [Member] | Board Of Directors [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Shares transferred to related party			60,000		60,000
Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Exercise price of warrants			$ 11.50		$ 11.50					$ 11.50			$ 11.50	$ 11.50
Private Placement Warrants [Member] | Private Placement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Number of warrants issued			7,075,000										5,100,214
Number of warrants issued, price per share										$ 1.50			$ 1.50	$ 1.50
Private Placement Warrants [Member] | Private Placement Includes Over Allotment Option [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Number of warrants issued			7,750,000
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Number of warrants issued			4,716,667
Number of warrants issued, price per share			$ 1.50		$ 1.50
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement Includes Over Allotment Option [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Related Party Transaction [Line Items]
Number of warrants issued			5,166,667

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6)
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021.